Basis of Preparation of the Unaudited Interim Condensed Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Net profit for the year from discontinued operations (Detail) - MXN ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating revenues:
Revenue services	$ 521,859,211	$ 532,404,944	[1]
Sales of equipment	93,441,043	96,134,423	[1]
Operating revenues	615,300,254	628,539,367	[1]
Total costs and expenses	237,179,459	245,607,587	[1]
Operating income	125,975,990	126,185,361	[1]
Profit before income tax	90,775,292	99,744,596	[1]
Income tax	29,112,504	35,657,332	[1]
Net loss of the period of discontinued operations	$ 0	2,671,630	[1]
Discontinued operations [member] | Claro Panama [Member]
Operating revenues:
Revenue services		1,210,109
Sales of equipment		206,595
Operating revenues		1,416,704
Total costs and expenses		1,403,311
Operating income		13,393
Financial costs		(39,538)
Gain on disposal of discontinued operations		3,405,014
Profit before income tax		3,378,869
Income tax		0
Net loss of the period of discontinued operations		$ 3,378,869

[1]	Restated for discontinued operations.